Unaudited Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	£ 10,921	£ 10,764	£ 10,877
Property, plant and equipment	5,091	4,849	4,757
Biological assets	75	66	63
Investments in associates and joint ventures	3,473	3,308	3,578
Other investments	50	40	36
Other receivables	28	36	41
Other financial assets	319	327	410
Deferred tax assets	83	100	114
Post employment benefit assets	1,544	1,018	1,083
Non-current assets, Total	21,584	20,508	20,959
Current assets
Inventories	6,235	6,045	5,750
Trade and other receivables	3,328	2,385	3,075
Assets held for sale	16	0	0
Corporate tax receivables	151	145	173
Other financial assets	66	121	84
Cash and cash equivalents	1,780	2,749	2,763
Current assets, Total	11,576	11,445	11,845
Total assets	33,160	31,953	32,804
Current liabilities
Borrowings and bank overdrafts	(1,184)	(1,862)	(1,214)
Other financial liabilities	(388)	(257)	(332)
Share buyback liability	(184)	(91)	0
Trade and other payables	(5,327)	(4,648)	(4,624)
Liabilities held for sale	(30)	0	0
Corporate tax payables	(380)	(146)	(364)
Provisions	(111)	(138)	(176)
Current liabilities	(7,604)	(7,142)	(6,710)
Non-current liabilities
Borrowings	(12,693)	(12,865)	(14,063)
Other financial liabilities	(378)	(384)	(376)
Other payables	(278)	(338)	(267)
Provisions	(278)	(274)	(295)
Deferred tax liabilities	(2,112)	(1,945)	(1,900)
Post employment benefit liabilities	(486)	(574)	(815)
Non-current liabilities	(16,225)	(16,380)	(17,716)
Total liabilities	(23,829)	(23,522)	(24,426)
Net assets	9,331	8,431	8,378
Equity
Share capital	737	741	742
Share premium	1,351	1,351	1,351
Other reserves	1,551	1,621	1,835
Retained earnings	4,019	3,184	2,890
Equity attributable to equity shareholders of the parent company	7,658	6,897	6,818
Non-controlling interests	1,673	1,534	1,560
Total equity	£ 9,331	£ 8,431	£ 8,378